Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Earnings from continuing operations	$ 5,687	$ 1,149
Adjustments for:
Depreciation	177	184
Share of post-tax (earnings) losses in equity method investments	(6,240)	544
Net losses (gains) on disposals of businesses and investments	(5)	(471)
Deferred tax	662	(231)
Other	135	(123)
Changes in working capital and other items	832	102
Operating cash flows from continuing operations	1,841	1,762
Operating cash flows from discontinued operations	(68)	(17)
Net cash provided by operating activities	1,773	1,745
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(18)	(167)
Proceeds from disposals of businesses and investments, net of taxes paid	28	367
Dividend from sale of LSEG shares	994	0
Capital expenditures	(487)	(504)
Proceeds from disposals of property and equipment	0	162
Other investing activities	81	4
Taxes paid on sale of Refinitiv and LSEG shares	(850)	(114)
Investing cash flows from continuing operations	(252)	(138)
Investing cash flows from discontinued operations	(252)	0
Net cash used in investing activities	(504)	(138)
FINANCING ACTIVITIES
Proceeds from debt	0	2,019
Repayments of debt	0	(1,645)
Net repayments under short-term loan facilities	0	(2)
Payments of lease principal	(109)	(75)
Repurchases of common shares	(1,400)	(200)
Other financing activities	11	(9)
Net cash used in financing activities	(2,273)	(644)
(Decrease) increase in cash and bank overdrafts	(1,004)	963
Translation adjustments	(5)	(1)
Cash and bank overdrafts at beginning of period	1,787	825
Cash and bank overdrafts at end of period	778	1,787
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	778	1,787
Supplemental cash flow information is provided in note 28.
Interest paid, net of debt-related hedges	(165)	(164)
Interest received	3	8
Income taxes paid	(1,066)	(164)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(2)	(2)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(773)	(730)
Computer software [member]
Adjustments for:
Amortization expense	474	485
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 119	$ 123